MASSMUTUAL PREMIER FUNDS

Supplement dated March 20, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 36 for the International Bond Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.21%		.31%		.46%	(1)	.46%
Total Annual Fund Operating Expenses	.81%		.91%		1.06%		1.31%
Expense Reimbursement	(.06%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%		.80%		.95%		1.20%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces similar information found on page 40 for the Balanced Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.19%		.35%		.50%	(1)	.50%
Acquired Fund Fees and Expenses	.03%		.03%		.03%		.03%
Total Annual Fund Operating Expenses(2)	.70%		.86%		1.01%		1.26%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.68%		.84%		.99%		1.24%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces similar information found on page 76 for the Main Street Small/Mid Cap Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%	(1)	.36%		.51%	(1)	.51%		.56%
Acquired Fund Fees and Expenses	.07%		.07%		.07%		.07%		.07%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.16%		1.41%		1.71%
Expense Reimbursement	(.15%	)	(.15%	)	(.20%	)	(.20%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.76%		.86%		.96%		1.21%		1.56%

(1)	Other Expenses for Classes S and L have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .69%, .79%, .89%, 1.14%, and 1.49% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-12-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Bond Fund

Supplement dated March 20, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.21%		.31%		.46%	(1)	.46%
Total Annual Fund Operating Expenses	.81%		.91%		1.06%		1.31%
Expense Reimbursement	(.06%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%		.80%		.95%		1.20%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated March 20, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.19%		.35%		.50%	(1)	.50%
Acquired Fund Fees and Expenses	.03%		.03%		.03%		.03%
Total Annual Fund Operating Expenses(2)	.70%		.86%		1.01%		1.26%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.68%		.84%		.99%		1.24%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Main Street Small/Mid Cap Fund

Supplement dated March 20, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%	(1)	.36%		.51%	(1)	.51%		.56%
Acquired Fund Fees and Expenses	.07%		.07%		.07%		.07%		.07%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.16%		1.41%		1.71%
Expense Reimbursement	(.15%	)	(.15%	)	(.20%	)	(.20%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.76%		.86%		.96%		1.21%		1.56%

(1)	Other Expenses for Classes S and L have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .69%, .79%, .89%, 1.14%, and 1.49% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01